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                               MFS SERIES TRUST II
               500 Boylston Street Boston Massachusetts 02116-3741
                                  617 954 5000




                                            September 2, 1997



VIA EDGAR

Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, NW
Washington, DC  20549

         Re: MFS Series Trust II (the "Trust") (File No. 33-7637) of behalf of MFS Large Cap Growth Fund (formerly MFS Capital Growth Fund) (the "Fund")

Ladies and Gentlemen:

         Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the Prospectus and Statement of Additional Information for the Trust on behalf of the Fund do not differ from those contained in Post-Effective Amendment No. 23 (the "Amendment") to the Trust's Registration Statement on Form N-1A. The Amendment was filed electronically on August 28, 1997.

         Please call the undersigned or Sharon Julius-Doucette at (617) 954-5406 or (800) 343-2829 with any questions you may have.

                                            Very truly yours,


                                            JAMES R. BORDEWICK, JR.
                                            James R. Bordewick, Jr.
                                            Assistant Secretary

JRB/bjn